OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Line Items]
Employees and payroll accruals	$ 1,029	$ 946
Accrued expenses	355	442
Accounts Payable and Other Accrued Liabilities, Current	$ 1,384	$ 1,388